                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
-------------------------------------------------------------------------------

                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MASSACHUSETTS INVESTORS TRUST                                          12/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
MANAGEMENT REVIEW                                 3
---------------------------------------------------
PERFORMANCE SUMMARY                               5
---------------------------------------------------
EXPENSE TABLE                                     8
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                         10
---------------------------------------------------
FINANCIAL STATEMENTS                             15
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           39
---------------------------------------------------
TRUSTEES AND OFFICERS                            40
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    45
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            49
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   49
---------------------------------------------------
FEDERAL TAX INFORMATION                          49
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS" money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Stocks                                     99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              American International Group, Inc.          3.4%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              United Technologies Corp.                   2.6%
              ------------------------------------------------
              EMC Corp.                                   2.3%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Amgen, Inc.                                 2.1%
              ------------------------------------------------
              Bank of America Corp.                       2.1%
              ------------------------------------------------
              Wyeth                                       2.1%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.8%
              ------------------------------------------------
              Procter & Gamble Co.                        1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         17.0%
              ------------------------------------------------
              Health Care                                16.9%
              ------------------------------------------------
              Technology                                 15.9%
              ------------------------------------------------
              Consumer Staples                           10.1%
              ------------------------------------------------
              Energy                                      9.9%
              ------------------------------------------------
              Industrial Goods & Services                 8.2%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Leisure                                     4.8%
              ------------------------------------------------
              Basic Materials                             3.9%
              ------------------------------------------------
              Utilities & Communications                  3.2%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Special Products & Services                 0.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Class A shares of the Massachusetts Investors Trust (hereinafter referred to as "the trust" or "the fund" or "the portfolio") provided a total return of 7.29%, at net asset value. In comparison, the fund's benchmark, the Standard & Poor's 500 Stock Index, returned 4.91%.

CONTRIBUTORS TO PERFORMANCE

The energy, financial services, and health care sectors were the top contributors to performance relative to the benchmark. Stock selection played the major role in these sectors" relative performance.

In the energy sector, oil field services provider Halliburton, energy exploration and production company EOG Resources, offshore drilling firm Noble Corp, Canadian energy producer EnCana, which is not a constituent of the index, and offshore drilling contractor Transocean were strong contributors.

Our holdings in investment management firm Legg Mason, which is not a constituent of the index, boosted relative results in the financial services sector. In the health care sector, biotech firm Gilead Sciences aided relative performance as the stock outperformed the benchmark over the period.

Individual stocks in other sectors that contributed to relative results included agrichemical products company Monsanto and computer manufacturer Apple Computer. Although shares of computer giant IBM declined over the entire period, our favorable positioning in the stock boosted relative performance.

DETRACTORS FROM PERFORMANCE

Relative to the portfolio's benchmark, utilities and communications, transportation, and special products and services were the portfolio's top detracting sectors over the period. Stock selection in the utilities and communication sector held back relative performance with wireless service provider Vodafone Group, which is not a constituent of the index, among the portfolio's top detractors.

Our underweighted position in transportation and stock selection in the special products and services sector hindered relative returns. No individual stocks within either sector were among the portfolio's top detractors.

Although the health care sector was a positive contributor to relative results, several individual stocks in this sector were among the top detractors including health care products manufacturer Abbott Laboratories and orthopedic products marketer Zimmer Holdings.

Stocks in other sectors that hurt relative results included manufacturing conglomerate Tyco International, software games developer Electronic Arts, home improvement products maker Masco Corp, and beauty supply company Avon Products*. Elsewhere, direct-sale computer vendor Dell and enterprise software giant Oracle were also among the top detractors. Not holding strong-performing oil and gas giant ExxonMobil also hindered relative performance.

During the reporting period, our currency exposure was a detractor from the portfolio's relative performance. All of MFS" investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

*Security was not held in the portfolio at period-end.

Respectfully,

T. Kevin Beatty                       Nicole Zatlyn
Portfolio Manager                     Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           Massachusetts
                          Investors Trust --    Standard & Poor's
                               Class A           500 Stock Index
            12/95              $ 9,425              $10,000
            12/96               11,866               12,295
            12/97               15,626               16,395
            12/98               19,213               21,080
            12/99               20,549               25,515
            12/00               20,479               23,194
            12/01               17,153               20,440
            12/02               13,380               15,924
            12/03               16,341               20,489
            12/04               18,222               22,717
            12/05               19,551               23,832

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date        1-yr       5-yr       10-yr
------------------------------------------------------------------------------
         A                   7/15/24               7.29%     -0.92%      7.57%
------------------------------------------------------------------------------
         B                   9/07/93               6.63%     -1.56%      6.87%
------------------------------------------------------------------------------
         C                   7/01/96               6.66%     -1.56%      6.87%
------------------------------------------------------------------------------
         I                   1/02/97               7.73%     -0.57%      7.91%
------------------------------------------------------------------------------
         R                   12/31/02              7.16%     -0.98%      7.54%
------------------------------------------------------------------------------
        R1                   4/01/05               6.51%     -1.58%      6.85%
------------------------------------------------------------------------------
        R2                   4/01/05               6.75%     -1.54%      6.88%
------------------------------------------------------------------------------
        R3                   10/31/03              6.92%     -1.45%      6.93%
------------------------------------------------------------------------------
        R4                   4/01/05               7.27%     -0.93%      7.57%
------------------------------------------------------------------------------
        R5                   4/01/05               7.51%     -0.88%      7.59%
------------------------------------------------------------------------------
       529A                  7/31/02               7.08%     -1.09%      7.48%
------------------------------------------------------------------------------
       529B                  7/31/02               6.37%     -1.71%      6.78%
------------------------------------------------------------------------------
       529C                  7/31/02               6.36%     -1.71%      6.79%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average large-cap core fund (l)                    4.98%     -1.25%      6.89%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (s)              4.91%      0.54%      9.07%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
------------------------------------------------------------------------------
         A                                         1.12%     -2.09%      6.93%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
         B                                         2.63%     -1.95%      6.87%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
         C                                         5.66%     -1.56%      6.87%
With CDSC (1% for 12 months) (a)
------------------------------------------------------------------------------
       529A                                        0.93%     -2.25%      6.84%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
       529B                                        2.37%     -2.10%      6.78%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
       529C                                        5.36%     -1.71%      6.79%
With CDSC (1% for 12 months) (a)
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(a) Assuming redemption within one year from the end of the prior month of purchase.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S.
equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Classes I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes C, R1, R2, R3, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

TRUST EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     7/01/05-
Share Class                 Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
           Actual           0.94%     $1,000.00        $1,078.10        $4.92
    A      ---------------------------------------------------------------------
           Hypothetical*    0.94%     $1,000.00        $1,020.47        $4.79
--------------------------------------------------------------------------------
           Actual           1.58%     $1,000.00        $1,075.20        $8.26
    B     ----------------------------------------------------------------------
           Hypothetical*    1.58%     $1,000.00        $1,017.24        $8.03
--------------------------------------------------------------------------------
           Actual           1.59%     $1,000.00        $1,075.50        $8.32
    C      ---------------------------------------------------------------------
           Hypothetical*    1.59%     $1,000.00        $1,017.19        $8.08
--------------------------------------------------------------------------------
           Actual           0.59%     $1,000.00        $1,080.40        $3.09
    I      ---------------------------------------------------------------------
           Hypothetical*    0.59%     $1,000.00        $1,022.23        $3.01
--------------------------------------------------------------------------------
           Actual           1.09%     $1,000.00        $1,078.20        $5.71
    R      ---------------------------------------------------------------------
           Hypothetical*    1.09%     $1,000.00        $1,019.71        $5.55
--------------------------------------------------------------------------------
           Actual           1.74%     $1,000.00        $1,074.60        $9.10
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.74%     $1,000.00        $1,016.43        $8.84
--------------------------------------------------------------------------------
           Actual           1.42%     $1,000.00        $1,076.40        $7.43
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.42%     $1,000.00        $1,018.05        $7.22
--------------------------------------------------------------------------------
           Actual           1.29%     $1,000.00        $1,076.40        $6.75
    R3     ---------------------------------------------------------------------
           Hypothetical*    1.29%     $1,000.00        $1,018.70        $6.56
--------------------------------------------------------------------------------
           Actual           1.03%     $1,000.00        $1,077.90        $5.39
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.03%     $1,000.00        $1,020.01        $5.24
--------------------------------------------------------------------------------
           Actual           0.69%     $1,000.00        $1,079.60        $3.62
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.69%     $1,000.00        $1,021.73        $3.52
--------------------------------------------------------------------------------
           Actual           1.19%     $1,000.00        $1,077.20        $6.23
  529A     ---------------------------------------------------------------------
           Hypothetical*    1.19%     $1,000.00        $1,019.21        $6.06
--------------------------------------------------------------------------------
           Actual           1.84%     $1,000.00        $1,074.00        $9.62
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.84%     $1,000.00        $1,015.93        $9.35
--------------------------------------------------------------------------------
           Actual           1.84%     $1,000.00        $1,073.40        $9.62
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.84%     $1,000.00        $1,015.93        $9.35
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective October 1, 2005 the trust's Class R1, Class R2, and Class R3 retirement plan administration and services fee was reduced (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.69%, 1.35%, and 1.24% for Class R1, Class R2, and Class R3, respectively, and the actual expenses paid during the period would have been approximately $8.84, $7.07, and $6.49 for Class R1, Class R2, and
Class R3, respectively.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Stocks - 99.2%
---------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------
Aerospace - 4.7%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                1,746,960      $   111,159,065
United Technologies Corp.                                            2,421,290          135,374,324
                                                                                    ---------------
                                                                                    $   246,533,389
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
---------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                        564,760      $    49,015,520
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.0%
---------------------------------------------------------------------------------------------------
American Express Co.                                                 1,198,730      $    61,686,646
Bank of America Corp.                                                2,352,070          108,548,031
J.P. Morgan Chase & Co.                                              2,422,960           96,167,282
SLM Corp.                                                            1,394,340           76,814,191
Wells Fargo & Co.                                                    1,266,798           79,592,918
                                                                                    ---------------
                                                                                    $   422,809,068
---------------------------------------------------------------------------------------------------
Biotechnology - 4.2%
---------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                       1,383,150      $   109,075,209
Genzyme Corp.(n)                                                       549,210           38,873,084
Gilead Sciences, Inc.(n)                                             1,451,130           76,372,972
                                                                                    ---------------
                                                                                    $   224,321,265
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.8%
---------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                    1,566,208      $    51,058,381
Walt Disney Co.                                                      1,833,780           43,955,706
                                                                                    ---------------
                                                                                    $    95,014,087
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.8%
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              697,290      $    89,050,906
Legg Mason, Inc.                                                       456,649           54,656,319
Lehman Brothers Holdings, Inc.                                         436,190           55,906,472
                                                                                    ---------------
                                                                                    $   199,613,697
---------------------------------------------------------------------------------------------------
Business Services - 0.6%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                  1,038,970      $    29,995,064
---------------------------------------------------------------------------------------------------
Chemicals - 2.8%
---------------------------------------------------------------------------------------------------
3M Co.                                                                 688,400      $    53,351,000
Dow Chemical Co.                                                     1,162,500           50,940,750
Monsanto Co.                                                           595,660           46,181,520
                                                                                    ---------------
                                                                                    $   150,473,270
---------------------------------------------------------------------------------------------------
Computer Software - 2.1%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                      886,130        $32,751,365
Oracle Corp.(n)                                                        6,340,620         77,418,970
                                                                                  -----------------
                                                                                       $110,170,335
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.3%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                       2,048,740      $    56,340,350
Apple Computer, Inc.(n)                                                841,040           60,462,366
Dell, Inc.(n)                                                        1,905,820           57,155,542
International Business Machines Corp.                                  630,710           51,844,362
                                                                                    ---------------
                                                                                    $   225,802,620
---------------------------------------------------------------------------------------------------
Construction - 0.8%
---------------------------------------------------------------------------------------------------
Masco Corp.                                                          1,352,870      $    40,843,145
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.1%
---------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                1,336,270      $    73,294,409
Procter & Gamble Co.                                                 1,669,396           96,624,640
Reckitt Benckiser PLC                                                2,929,433           96,676,969
                                                                                    ---------------
                                                                                    $   266,596,018
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.5%
---------------------------------------------------------------------------------------------------
Tyco International Ltd.                                              2,821,150      $    81,418,389
---------------------------------------------------------------------------------------------------
Electronics - 4.2%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   828,311      $    29,711,515
Intel Corp.                                                          1,971,320           49,204,147
Samsung Electronics Co. Ltd., GDR                                      215,890           71,135,755
SanDisk Corp.(n)                                                       715,330           44,937,031
Xilinx, Inc.                                                         1,135,730           28,631,753
                                                                                    ---------------
                                                                                    $   223,620,201
---------------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
---------------------------------------------------------------------------------------------------
EnCana Corp.                                                           819,510      $    37,009,072
EOG Resources, Inc.                                                    935,130           68,610,488
                                                                                    ---------------
                                                                                    $   105,619,560
---------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp.(l)                                                  498,700      $    63,245,134
BP PLC, ADR(l)                                                         883,742           56,753,911
TOTAL S.A., ADR(l)                                                     676,420           85,499,488
                                                                                    ---------------
                                                                                    $   205,498,533
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.2%
---------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                          931,970      $    37,567,711
Nestle S.A                                                             182,681           54,577,242
PepsiCo, Inc.                                                        1,326,816           78,388,289
                                                                                    ---------------
                                                                                    $   170,533,242
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.9%
---------------------------------------------------------------------------------------------------
Carnival Corp.                                                       1,155,470      $    61,782,981
Hilton Group PLC                                                     5,901,239           36,871,079
                                                                                    ---------------
                                                                                    $    98,654,060
---------------------------------------------------------------------------------------------------
General Merchandise - 3.3%
---------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                        835,700      $    40,615,020
Target Corp.                                                         1,495,190           82,190,594
Wal-Mart Stores, Inc.                                                1,078,540           50,475,672
                                                                                    ---------------
                                                                                    $   173,281,286
---------------------------------------------------------------------------------------------------
Insurance - 5.2%
---------------------------------------------------------------------------------------------------
Ace Ltd.                                                               775,640      $    41,450,202
American International Group, Inc.                                   2,601,812          177,521,632
Genworth Financial, Inc., "A"                                        1,613,630           55,799,325
                                                                                    ---------------
                                                                                    $   274,771,159
---------------------------------------------------------------------------------------------------
Internet - 0.5%
---------------------------------------------------------------------------------------------------
Yahoo!, Inc.(n)                                                        624,250      $    24,458,115
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                             1,093,170      $    57,183,723
---------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                    1,344,850      $    77,691,985
Illinois Tool Works, Inc.                                              294,810           25,940,332
                                                                                    ---------------
                                                                                    $   103,632,317
---------------------------------------------------------------------------------------------------
Medical Equipment - 2.6%
---------------------------------------------------------------------------------------------------
Boston Scientific Corp.(n)                                           1,318,800      $    32,297,412
Medtronic, Inc.                                                        911,860           52,495,780
Zimmer Holdings, Inc.(n)                                               782,820           52,793,381
                                                                                    ---------------
                                                                                    $   137,586,573
---------------------------------------------------------------------------------------------------
Network & Telecom - 2.5%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                               4,754,981      $    81,405,275
QUALCOMM, Inc.                                                       1,135,860           48,932,849
                                                                                    ---------------
                                                                                    $   130,338,124
---------------------------------------------------------------------------------------------------
Oil Services - 4.0%
---------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  1,153,800      $    55,555,470
Halliburton Co.                                                        334,900           20,750,404
Noble Corp.                                                          1,039,080           73,296,703
Transocean, Inc.(n)                                                    917,520           63,941,969
                                                                                    ---------------
                                                                                    $   213,544,546
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
---------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                         8,980,900      $   122,319,858
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.1%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                  2,186,690      $    86,221,187
Eli Lilly & Co.                                                      1,428,320           80,828,629
Johnson & Johnson                                                    2,470,828          148,496,763
Roche Holding AG                                                       402,194           60,323,749
Teva Pharmaceutical Industries Ltd., ADR(l)                          1,135,800           48,850,758
Wyeth                                                                2,350,000          108,264,500
                                                                                    ---------------
                                                                                    $   532,985,586
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
---------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        1,119,460      $    59,286,602
---------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
---------------------------------------------------------------------------------------------------
Gap, Inc.                                                            1,914,590      $    33,773,367
Staples, Inc.                                                        2,692,120           61,138,045
TJX Cos., Inc.(l)                                                    2,137,630           49,657,145
                                                                                    ---------------
                                                                                    $   144,568,557
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                              1,487,422      $    31,934,950
---------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
---------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                  2,900,709      $    67,760,562
---------------------------------------------------------------------------------------------------
Tobacco - 1.8%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                   1,237,150      $    92,439,848
---------------------------------------------------------------------------------------------------
Trucking - 1.0%
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                            492,820      $    50,952,660
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.3%
---------------------------------------------------------------------------------------------------
Entergy Corp.                                                          220,460      $    15,134,579
Exelon Corp.                                                         1,038,140           55,166,760
                                                                                    ---------------
                                                                                    $    70,301,339
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $4,595,479,856)                                      $ 5,233,877,268
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.0%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    157,950,200      $   157,950,200
---------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Repurchase Agreement - 0.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------
Goldman Sachs Repurchase Agreement, 4.20%, dated 12/30/05, due
1/03/06, total to be received $46,473,678 (secured by various
U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                          $ 46,452,000      $    46,452,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $4,799,882,056)                                 $ 5,438,279,468
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.1)%                                                (161,346,705)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $ 5,276,932,763
---------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of the trust.

AT 12/31/05
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $154,583,645 of securities
on loan (identified cost, $4,799,882,056)                        $5,438,279,468
Cash                                                                  9,085,795
Receivable for investments sold                                      17,616,520
Receivable for trust shares sold                                      1,926,348
Interest and dividends receivable                                     4,615,489
Other assets                                                            118,297
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $5,471,641,917
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                      $290
Payable for investments purchased                                    14,396,662
Payable for trust shares reacquired                                  20,090,231
Collateral for securities loaned, at value                          157,950,200
Payable to affiliates
  Management fee                                                         95,124
  Shareholder servicing costs                                           908,270
  Distribution and service fees                                         172,765
  Administrative services fee                                             1,293
  Program manager fees                                                       30
  Retirement plan administration and services fees                           72
Accrued expenses and other liabilities                                1,094,217
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $194,709,154
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $5,276,932,763
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $5,060,511,907
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         638,397,708
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (423,022,749)
Undistributed net investment income                                   1,045,897
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $5,276,932,763
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   288,557,497
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $3,300,906,832
  Shares outstanding                                                178,864,098
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.45
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.45 of net asset
  value per share)                                                                               $19.58
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,481,604,356
  Shares outstanding                                                 82,229,122
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.02
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $345,271,772
  Shares outstanding                                                 19,251,189
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.94
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $119,551,816
  Shares outstanding                                                  6,583,923
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.16
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $19,344,383
  Shares outstanding                                                  1,061,991
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.22
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,423,060
  Shares outstanding                                                     79,288
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.95
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $270,105
  Shares outstanding                                                     15,037
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.96
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,711,093
  Shares outstanding                                                    260,825
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.06
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,601,273
  Shares outstanding                                                     86,921
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.42
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $54,535
  Shares outstanding                                                      2,957
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $18.44
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,311,305
  Shares outstanding                                                     71,947
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.23
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.23 of net asset
  value per share)                                                                               $19.34
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $136,159
  Shares outstanding                                                      7,694
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.70
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $746,074
  Shares outstanding                                                     42,505
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.55
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $77,955,550
  Interest                                                             1,741,480
  Foreign taxes withheld                                              (1,229,585)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $78,467,445
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $18,304,886
  Distribution and service fees                                       32,717,622
  Program manager fees                                                     5,034
  Shareholder servicing costs                                         11,102,918
  Administrative services fee                                            462,799
  Retirement plan administration and services fees                        11,011
  Independent trustees" compensation                                     125,618
  Custodian fee                                                        1,179,711
  Printing                                                               409,308
  Postage                                                                207,403
  Auditing fees                                                           54,953
  Legal fees                                                             152,447
  Shareholder solicitation expenses                                      482,723
  Miscellaneous                                                          695,463
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $65,911,896
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (512,375)
  Reduction of expenses by investment adviser                            (31,102)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $65,368,419
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $13,099,026
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $561,639,045
  Foreign currency transactions                                           71,489
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $561,710,534
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(212,920,510)
  Translation of assets and liabilities in foreign currencies             (6,747)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(212,927,257)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $348,783,277
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $361,882,303
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                2005                       2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $13,099,026                $25,774,398
Net realized gain (loss) on investments and foreign
currency transactions                                           561,710,534                461,617,578
Net unrealized gain (loss) on investments and foreign
currency translation                                           (212,927,257)               147,783,508
------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $361,882,303               $635,175,484
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(12,345,415)              $(31,713,526)
  Class B                                                                --                   (259,607)
  Class I                                                        (1,258,697)                (1,851,192)
  Class R                                                           (79,388)                   (91,688)
  Class R1                                                           (3,611)                        --
  Class R2                                                             (926)                        --
  Class R3                                                          (15,860)                    (8,796)
  Class R4                                                             (472)                        --
  Class R5                                                             (318)                        --
  Class 529A                                                         (1,996)                    (8,137)
  Class 529B                                                             --                        (96)
  Class 529C                                                             --                       (786)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(13,706,683)              $(33,933,828)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions           $(1,152,407,417)           $(1,329,507,205)
------------------------------------------------------------------------------------------------------
Redemption fees                                                      $1,836                     $7,108
------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(804,229,961)             $(728,258,441)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                       $6,081,162,724             $6,809,421,165
At end of period (including undistributed net investment
income of $1,045,897 and $1,582,065, respectively)           $5,276,932,763             $6,081,162,724
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 12/31
                                              -------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001
Net asset value, beginning of period           $17.26            $15.62            $12.87            $16.58            $20.02
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.08             $0.11             $0.10             $0.09             $0.08
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       1.18              1.68              2.74             (3.73)            (3.33)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $1.26             $1.79             $2.84            $(3.64)           $(3.25)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.07)           $(0.15)           $(0.09)           $(0.07)           $(0.05)
  From net realized gain on investments
  and foreign currency transactions                --                --                --                --             (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.07)           $(0.15)           $(0.09)           $(0.07)           $(0.19)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $18.45            $17.26            $15.62            $12.87            $16.58
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(t)(s)(r)                        7.29             11.51(b)          22.14            (22.00)           (16.24)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.95              0.92              0.94              0.92              0.91
Expenses after expense reductions (f)            0.95              0.92              0.94              0.92              0.91
Net investment income                            0.48              0.68              0.72              0.58              0.47
Portfolio turnover                                 41                78                76                55                77
Net assets at end of period
(000 Omitted)                              $3,300,907        $3,457,550        $3,733,720        $3,588,951        $5,629,930
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B

                                                                          YEARS ENDED 12/31
                                            ---------------------------------------------------------------------------------
                                                2005              2004               2003              2002              2001
Net asset value, beginning of period          $16.90            $15.26             $12.57            $16.22            $19.66
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)            $(0.03)            $0.00(w)           $0.01            $(0.01)           $(0.03)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      1.15              1.64               2.68             (3.64)            (3.27)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.12             $1.64              $2.69            $(3.65)           $(3.30)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $--            $(0.00)(w)            $--               $--               $--
  From net realized gain on
  investments and foreign currency
  transactions                                    --                --                 --                --             (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $--            $(0.00)(w)            $--               $--            $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $18.02            $16.90             $15.26            $12.57            $16.22
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(t)(s)(r)                       6.63             10.76(b)           21.40            (22.50)           (16.80)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.60              1.57               1.59              1.57              1.56
Expenses after expense reductions (f)           1.60              1.57               1.59              1.57              1.56
Net investment income (loss)                   (0.17)             0.03               0.07             (0.06)            (0.18)
Portfolio turnover                                41                78                 76                55                77
Net assets at end of period
(000 Omitted)                             $1,481,604        $2,061,959         $2,434,971        $2,391,166        $3,839,106
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C

                                                                             YEARS ENDED 12/31
                                                 ----------------------------------------------------------------------------
                                                     2005             2004             2003             2002             2001
Net asset value, beginning of period               $16.82           $15.19           $12.51           $16.14           $19.57
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.03)           $0.00(w)         $0.01           $(0.01)          $(0.03)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   1.15             1.63             2.67            (3.62)           (3.26)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.12            $1.63            $2.68           $(3.63)          $(3.29)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       $--              $--              $--              $--           $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.94           $16.82           $15.19           $12.51           $16.14
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(t)(s)(r)                            6.66            10.73(b)         21.42           (22.49)          (16.82)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.60             1.57             1.59             1.57             1.56
Expenses after expense reductions (f)                1.60             1.57             1.59             1.57             1.56
Net investment income (loss)                        (0.17)            0.03             0.07            (0.06)           (0.18)
Portfolio turnover                                     41               78               76               55               77
Net assets at end of period
(000 Omitted)                                    $345,272         $424,323         $528,791         $545,618         $930,730
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I

                                                                             YEARS ENDED 12/31
                                                  ---------------------------------------------------------------------------
                                                     2005             2004             2003             2002             2001
Net asset value, beginning of period               $17.04           $15.48           $12.82           $16.58           $20.03
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.14            $0.16            $0.15            $0.13            $0.14
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   1.17             1.66             2.71            (3.70)           (3.33)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.31            $1.82            $2.86           $(3.57)          $(3.19)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.19)          $(0.26)          $(0.20)          $(0.19)          $(0.12)
  From net realized gain on investments and
  foreign currency transactions                        --               --               --               --            (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.19)          $(0.26)          $(0.20)          $(0.19)          $(0.26)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $18.16           $17.04           $15.48           $12.82           $16.58
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)(s)(r)                               7.73            11.86(b)         22.52           (21.66)          (15.99)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.60             0.57             0.59             0.57             0.56
Expenses after expense reductions (f)                0.60             0.57             0.59             0.57             0.56
Net investment income                                0.82             1.03             1.07             0.93             0.78
Portfolio turnover                                     41               78               76               55               77
Net assets at end of period
(000 Omitted)                                    $119,552         $121,966         $107,568         $104,493          $72,380
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R

                                                                                         YEARS ENDED 12/31
                                                                         ----------------------------------------------
                                                                             2005               2004               2003
Net asset value, beginning of period                                       $17.08             $15.54             $12.87
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.05              $0.09              $0.09
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                       1.17               1.65               2.74
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $1.22              $1.74              $2.83
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.08)            $(0.20)            $(0.16)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $18.22             $17.08             $15.54
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(s)(r)                                                       7.16              11.30(b)           22.14
-----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.10               1.07               1.07
Expenses after expense reductions (f)                                        1.10               1.07               1.07
Net investment income                                                        0.31               0.55               0.60
Portfolio turnover                                                             41                 78                 76
Net assets at end of period (000 Omitted)                                 $19,344            $11,704             $1,510
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            CLASS R1                CLASS R2
                                                                           YEAR ENDED              YEAR ENDED
                                                                          12/31/05(i)             12/31/05(i)
Net asset value, beginning of period                                        $16.63                  $16.63
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                          $(0.05)                  $0.01
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                        1.42                    1.40
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                             $1.37                   $1.41
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                                                $(0.05)                 $(0.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $17.95                  $17.96
--------------------------------------------------------------------------------------------------------------
Total return (%) (s)(r)                                                       8.24(n)                 8.48(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                        1.80(a)                 1.52(a)
Expenses after expense reductions (f)                                         1.74(a)                 1.44(a)
Net investment income (loss)                                                 (0.34)(a)                0.09(a)
Portfolio turnover                                                              41                      41
Net assets at end of period (000 Omitted)                                   $1,423                    $270
--------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R3

                                                                             YEARS ENDED 12/31
                                                               ------------------------------------------------
                                                                   2005               2004              2003(i)
Net asset value, beginning of period                             $16.97             $15.48               $14.69
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.02              $0.04                $0.01
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             1.15               1.65                 0.90
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.17              $1.69                $0.91
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.08)            $(0.20)              $(0.12)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $18.06             $16.97               $15.48
---------------------------------------------------------------------------------------------------------------
Total return (%) (s)(r)                                            6.92              11.03(b)              6.23(n)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.35               1.31                 1.05(a)
Expenses after expense reductions (f)                              1.32               1.31                 1.05(a)
Net investment income                                              0.11               0.28                 0.63(a)
Portfolio turnover                                                   41                 78                   76
Net assets at end of period (000 Omitted)                        $4,711             $1,783                 $174
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               CLASS R4              CLASS R5
                                                                              YEAR ENDED             YEAR ENDED
                                                                             12/31/05(i)             12/31/05(i)
Net asset value, beginning of period                                           $17.01                  $17.01
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                     $0.02                   $0.09
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           1.48                    1.45
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $1.50                   $1.54
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                   $(0.09)                 $(0.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $18.42                  $18.44
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (s)(r)                                                          8.81(n)                 9.04(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                           1.02(a)                 0.69(a)
Expenses after expense reductions (f)                                            1.02(a)                 0.69(a)
Net investment income                                                            0.26(a)                 0.70(a)
Portfolio turnover                                                                 41                      41
Net assets at end of period (000 Omitted)                                      $1,601                     $55
-------------------------------------------------------------------------------------------------------------------------

CLASS 529A
                                                                                  YEARS ENDED 12/31
                                                         ----------------------------------------------------------------
                                                            2005               2004               2003            2002(i)
Net asset value, beginning of period                      $17.05             $15.46             $12.82             $13.24
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                $0.04              $0.07              $0.07              $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.17               1.65               2.71              (0.36)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $1.21              $1.72              $2.78             $(0.33)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.03)            $(0.13)            $(0.14)            $(0.09)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $18.23             $17.05             $15.46             $12.82
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                  7.08              11.20(b)           21.86              (2.53)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                      1.20               1.17               1.18               1.17(a)
Expenses after expense reductions (f)                       1.20               1.17               1.18               1.17(a)
Net investment income                                       0.22               0.44               0.51               0.68(a)
Portfolio turnover                                            41                 78                 76                 55
Net assets at end of period (000 Omitted)                 $1,311             $1,143               $702               $131
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B
                                                                              YEARS ENDED 12/31
                                                        -----------------------------------------------------------------
                                                            2005               2004               2003            2002(i)
Net asset value, beginning of period                      $16.64             $15.07             $12.50             $12.92
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                 $(0.07)            $(0.03)            $(0.02)            $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.13               1.61               2.64              (0.35)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $1.06              $1.58              $2.62             $(0.35)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                 $--             $(0.01)            $(0.05)            $(0.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.70             $16.64             $15.07             $12.50
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                  6.37              10.50(b)           21.07              (2.75)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                      1.85               1.82               1.83               1.82(a)
Expenses after expense reductions (f)                       1.85               1.82               1.83               1.82(a)
Net investment loss                                        (0.42)             (0.21)             (0.15)             (0.01)(a)
Portfolio turnover                                            41                 78                 76                 55
Net assets at end of period (000 Omitted)                   $136               $132                $93                $37
-------------------------------------------------------------------------------------------------------------------------

CLASS 529C
                                                                              YEARS ENDED 12/31
                                                        ----------------------------------------------------------------
                                                            2005               2004               2003            2002(i)
Net asset value, beginning of period                      $16.50             $14.95             $12.44             $12.86
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                        $(0.07)            $(0.03)            $(0.02)             $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.12               1.60               2.63              (0.36)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $1.05              $1.57              $2.61             $(0.35)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                 $--             $(0.02)            $(0.10)            $(0.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.55             $16.50             $14.95             $12.44
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(s)(r)                                  6.36              10.55(b)           21.11              (2.78)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                      1.85               1.82               1.83               1.82(a)
Expenses after expense reductions (f)                       1.85               1.82               1.83               1.82(a)
Net investment loss                                        (0.43)             (0.19)             (0.14)              0.36(a)
Portfolio turnover                                            41                 78                 76                 55
Net assets at end of period (000 Omitted)                   $746               $604               $343                $90
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the trust during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(n) Not annualized.
(b) The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class" inception, July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) was organized as a common law trust under the laws of the Commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the trust's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the trust charged a 2% redemption fee (which was retained by the trust) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the trust no longer charges a redemption fee. See the trust's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the year ended December 31, 2005, the trust's custodian fees were reduced by $384,820 under this arrangement. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the year ended December 31, 2005, the trust's custodian expenses were reduced by $127,555 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                          12/31/05        12/31/04
       Ordinary income (including any
       short-term capital gains)         $13,706,683     $33,933,828

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF DECEMBER 31, 2005

          Cost of investments                         $4,820,641,205
          ----------------------------------------------------------
          Gross appreciation                            $778,418,277
          Gross depreciation                            (160,780,014)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $617,638,263
          Undistributed ordinary income                   $1,304,944
          Capital loss carryforwards                    (402,263,600)
          Other temporary differences                       (258,751)

As of December 31, 2005, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

            December 31, 2010                     $(402,263,600)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class J shares closed on June 29, 2004.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $167,149 and $610 for the year ended December 31, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the trust, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The trust's distribution plan provides that the trust will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                TOTAL      ANNUAL  DISTRIBUTION
              DISTRIBUTION      SERVICE  DISTRIBUTION   EFFECTIVE   AND SERVICE
                  FEE RATE     FEE RATE       PLAN(1)     RATE(2)           FEE

Class A              0.10%        0.25%         0.35%       0.35%   $11,569,272
Class B              0.75%        0.25%         1.00%       1.00%    17,283,381
Class C              0.75%        0.25%         1.00%       1.00%     3,743,563
Class R              0.25%        0.25%         0.50%       0.50%        88,178
Class R1             0.50%        0.25%         0.75%       0.75%         4,132
Class R2             0.25%        0.25%         0.50%       0.50%           360
Class R3             0.25%        0.25%         0.50%       0.50%        16,186
Class R4                --        0.25%         0.25%       0.25%           247
Class 529A           0.25%        0.25%         0.50%       0.35%         4,217
Class 529B           0.75%        0.25%         1.00%       1.00%         1,293
Class 529C           0.75%        0.25%         1.00%       1.00%         6,793
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                 $32,717,622

(1) In accordance with the distribution plan for certain classes, the trust pays distribution and/or service fees up to these annual percentage rates of each class" average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended December 31, 2005 based on each class" average daily net assets. Assets attributable to Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the trust. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the trust's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended December 31, 2005, were as follows:

                                                              AMOUNT

                 Class A                                     $91,734
                 Class B                                  $2,054,138
                 Class C                                     $17,679
                 Class 529B                                      $55
                 Class 529C                                       --

The trust has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the trust's 529 share classes is made. The trust has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the trust based solely upon the value of the trust's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the trust's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the trust. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended December 31, 2005, were as follows:

                                                             AMOUNT

                 Class 529A                                   $3,013
                 Class 529B                                      323
                 Class 529C                                    1,698
                 ----------------------------------------------------
                 Total Program Manager Fees                   $5,034

SHAREHOLDER SERVICING AGENT - The trust pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as shareholder servicing agent, set periodically under the supervision of the trust's Board of Trustees. For the year ended December 31, 2005, the fee was $5,884,039, which equated to 0.1060% annually of the trust's average daily net assets. MFSC also receives payment from the trust for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the trust. For the year ended December 31, 2005, these costs amounted to $3,438,605.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the trusts may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the trust's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0083% of the trust's average daily net assets.

In addition to the administrative services provided by MFS to the trust as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended December 31, 2005, the trust paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class" average daily net assets:

                                                             ANNUAL
                                                    FEE   EFFECTIVE       TOTAL
                                                   RATE     RATE(1)      AMOUNT

Class R1                                          0.45%       0.39%      $2,471
Class R2                                          0.40%       0.32%         286
Class R3                                          0.25%       0.22%       8,067
Class R4                                          0.15%       0.15%         148
Class R5                                          0.10%       0.10%          39
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $11,011

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the year ended December 31, 2005, this waiver amounted to $1,401 and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until at least September 30, 2007.

TRUSTEES" AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFD, and MFSC.

The trust has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $17,684. The trust also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $10,641. Both amounts are included in Independent trustees' compensation for the year ended December 31, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $78,646 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $29,701, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The trust's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $5,213,825 were accrued on July 28, 2004 and paid to the trust on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,229,045,088 and $3,401,985,221, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                              Year ended 12/31/05                Year ended 12/31/04
                                            SHARES           AMOUNT           SHARES            AMOUNT
CLASS A SHARES
Shares sold                                24,871,304      $434,736,179      21,844,072        $346,398,917
Shares issued to shareholders in
reinvestment of distributions                 508,494         9,294,238       1,449,403          23,766,744
Shares reacquired                         (46,856,447)     (819,506,060)    (61,918,700)       (984,036,481)
------------------------------------------------------------------------------------------------------------
Net change                                (21,476,649)    $(375,475,643)    (38,625,225)      $(613,870,820)

CLASS B SHARES
Shares sold                                 3,640,493       $61,923,092       6,460,190         $99,905,654
Shares issued to shareholders in
reinvestment of distributions                      --                --          13,892             229,351
Shares reacquired                         (43,440,476)     (740,134,087)    (44,010,160)       (681,053,290)
------------------------------------------------------------------------------------------------------------
Net change                                (39,799,983)    $(678,210,995)    (37,536,078)      $(580,918,285)

CLASS C SHARES
Shares sold                                   734,308       $12,455,098       1,255,797         $19,302,826
Shares issued to shareholders in
reinvestment of distributions                      --                --              12                 170
Shares reacquired                          (6,711,317)     (113,802,615)    (10,844,423)       (166,791,196)
------------------------------------------------------------------------------------------------------------
Net change                                 (5,977,009)    $(101,347,517)     (9,588,614)      $(147,488,200)

CLASS I SHARES
Shares sold                                 1,223,868       $21,232,403       2,156,261         $33,705,682
Shares issued to shareholders in
reinvestment of distributions                  70,843         1,243,276         112,915           1,816,522
Shares reacquired                          (1,867,655)      (32,204,803)     (2,060,341)        (32,133,198)
------------------------------------------------------------------------------------------------------------
Net change                                   (572,944)      $(9,729,124)       (208,835)        $(3,389,006)

                                                                                 Year ended 12/31/04(2)
                                                                               SHARES            AMOUNT
CLASS J SHARES
Shares sold                                                                       3,346             $51,551
Shares reacquired                                                              (104,967)         (2,089,766)
------------------------------------------------------------------------------------------------------------
Net change                                                                     (101,621)        $(2,038,215)

                                              Year ended 12/31/05                Year ended 12/31/04
                                            SHARES           AMOUNT           SHARES            AMOUNT
CLASS R SHARES
Shares sold                                   850,238       $14,442,968         918,872         $14,586,845
Shares issued to shareholders in
reinvestment of distributions                   4,535            79,388           5,610              91,658
Shares reacquired                            (478,199)       (8,317,835)       (336,232)         (5,352,331)
------------------------------------------------------------------------------------------------------------
Net change                                    376,574        $6,204,521         588,250          $9,326,172

                                             Period ended 12/31/05(1)
                                             SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                    95,118        $1,643,966
Shares issued to shareholders in
reinvestment of distributions                     201             3,611
Shares reacquired                             (16,031)         (281,030)
------------------------------------------------------------------------
Net change                                     79,288        $1,366,547

                                              SHARES           AMOUNT
CLASS R2 SHARES

Shares sold                                    17,114          $300,027

Shares issued to shareholders in
reinvestment of distributions                      52               926

Shares reacquired                              (2,129)          (36,628)
--------------------------------------------------------------------------
Net change                                     15,037          $264,325

                                               Year ended 12/31/05                Year ended 12/31/04
                                             SHARES           AMOUNT           SHARES            AMOUNT
CLASS R3 SHARES
Shares sold                                   234,940        $4,041,077          94,962          $1,543,620
Shares issued to shareholders in
reinvestment of distributions                     915            15,841             543               8,796
Shares reacquired                             (80,094)       (1,378,064)         (1,675)            (26,895)
------------------------------------------------------------------------------------------------------------
Net change                                    155,761        $2,678,854          93,830          $1,525,521

                                             Period ended 12/31/05(1)
                                             SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                    92,448        $1,713,907
Shares issued to shareholders in
reinvestment of distributions                      26               472
Shares reacquired                              (5,553)         (102,448)
------------------------------------------------------------------------
Net change                                     86,921        $1,611,931

CLASS R5 SHARES
Shares sold                                     2,940           $50,000
Shares issued to shareholders in
reinvestment of distributions                      17               317
Shares reacquired                                  --                --
------------------------------------------------------------------------
Net change                                      2,957           $50,317

                                              Year ended 12/31/05                Year ended 12/31/04
                                            SHARES           AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES
Shares sold                                     7,359          $126,868          22,659            $352,319
Shares issued to shareholders in
reinvestment of distributions                     109             1,996             501               8,137
Shares reacquired                              (2,548)          (43,868)         (1,541)            (24,074)
------------------------------------------------------------------------------------------------------------
Net change                                      4,920           $84,996          21,619            $336,382

CLASS 529B SHARES
Shares sold                                     2,501           $41,202           2,293             $35,027
Shares issued to shareholders in
reinvestment of distributions                      --                --               5                  96
Shares reacquired                              (2,713)          (44,886)           (538)             (8,291)
------------------------------------------------------------------------------------------------------------
Net change                                       (212)          $(3,684)          1,760             $26,832

CLASS 529C SHARES
Shares sold                                     7,383          $122,946          14,978            $224,318
Shares issued to shareholders in
reinvestment of distributions                      --                --              50                 786
Shares reacquired                              (1,472)          (24,891)         (1,391)            (20,702)
------------------------------------------------------------------------------------------------------------
Net change                                      5,911           $98,055          13,637            $204,402

(1) For the period from the inception of Class R1, R2, R4, and R5 shares, April 1, 2005, through
    December 31, 2005.
(2) Class J shares closed on June 29, 2004.

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the year ended December 31, 2005 was $32,113, and is included in miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and the Shareholders of Massachusetts Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Investors Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Massachusetts Investors Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 23, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------              ----------------   ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(4)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Mark N. Polebaum(3)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and
Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIAN
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                   ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                   Deloitte & Touche LLP
500 Boylston Street, Boston, MA                               200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
T. Kevin Beatty
Nicole Zatlyn

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 41st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 12th percentile for the one-year period and the 41st percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Trust's investment advisory agreement is available by clicking on the Trust's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The trust will notify shareholders of amounts for use in preparing 2005 income tax forms in January 2006. The following information is provided pursuant to provisions of the Internal Revenue Code.

The trust designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MIT-ANN-02/06  380M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, J. Atwood Ives and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, Ives and Uek and Ms. Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended December 31, 2005 and 2004, audit fees billed to the Fund by Deloitte were as follows:

                                                           Audit Fees
           FEES BILLED BY DELOITTE:                    2005           2004
                                                       ----           ----

                Massachusetts Investors Trust       $36,590        $33,000

For the fiscal years ended December 31, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)            Tax Fees(2)                All Other Fees(3)
  FEES BILLED BY DELOITTE:                2005            2004           2005           2004          2005         2004
                                          ----            ----           ----           ----          ----         ----
       Massachusetts Investors                  $0             $0       $10,300        $10,100             $0            $0
       Trust

       To MFS and MFS Related             $841,371     $1,046,170            $0        $67,000       $403,825      $572,500
       Entities of Massachusetts
       Investors Trust*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                           2005                         2004
                                           ----                         ----

       To Massachusetts Investors       $1,288,942                   $1,724,220
       Trust, MFS and MFS Related
       Entities#

(*) This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

(#) This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 24, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 24, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.